Income taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 SGD ($)
Income taxes [Line Items]
Applicable tax rate	41.50%	18.10%	14.20%
Percentage of taxable income	50.00%			50.00%
Taxable income exempt from tax	$ 141,000			$ 190,000
Basic earning per share | $ / shares	$ 0.06	$ 0.19	$ 0.29
Net operating losses carry forward	$ 2,215,059
Operating loss carryforwards expiry eligible	5 years
Percentage of valuation allowance on deferred tax assets	100.00%			100.00%
China Subsidiaries [Member]
Income taxes [Line Items]
Net operating losses carry forward	$ 2,200,000	$ 500,000
Valuation allowance on deferred tax assets	$ 500,000	100,000
Singapore [Member]
Income taxes [Line Items]
Applicable tax rate	17.00%
Percentage of taxable income	75.00%			75.00%
Taxable income exempt from tax	$ 7,400			$ 10,000
PRC [Member]
Income taxes [Line Items]
Percentage of research and development expenditure eligible for deduction	100.00%
Tax savings value	$ 0	$ 0	$ 31,633
Basic earning per share | $ / shares	$ 0	$ 0	$ 0.002
PRC [Member] | Foreign Investment Enterprises [Member]
Income taxes [Line Items]
Applicable tax rate	25.00%
PRC [Member] | High and New Technology Enterprises [Member]
Income taxes [Line Items]
Applicable tax rate	15.00%
PRC [Member] | Qingdao Intelligent [Member]
Income taxes [Line Items]
Expiry of status	2026-11
PRC [Member] | Shenzhen Tongri [Member]
Income taxes [Line Items]
Expiry of status	2024-12